Transparent Value Trust
330 Madison Avenue, 10th Floor
New York, NY 10017
April 14, 2017
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:    Transparent Value Trust (the “Registrant”)
File Nos. 333-159992 and 811-22309
Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the Registrant’s Prospectuses and Statement of Additional Information, dated April 10, 2017, do not differ from those contained in the Registrant's Registration Statement, which was accepted on the EDGAR system on April 7, 2017 (SEC Accession No. 0001628280-17-003420).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,
By: /s/ Amy J. Lee
Amy J. Lee
Chief Legal Officer
Transparent Value Trust